Financial Assets and Financial Liabilities - Gazprombank Facilities - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 377,411	₽ 408,955
Finance income	600	34,056	₽ 633
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	247,419	257,195
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 139,971	142,635
Borrowings interest rate	7.80%
Gazprombank facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance income		₽ 7,323
Gazprombank facilities [member] | Maturity in 2022 [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%